Schedule of investments
Macquarie VIP Science and Technology Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.49%♦
Communication Services — 13.88%
Meta Platforms Class A	80,151	$ 46,195,830
Netflix †	12,786	11,923,329
Take-Two Interactive Software †	62,333	12,918,514
ZoomInfo Technologies †	844,575	8,445,750
		79,483,423
Consumer Discretionary — 12.55%
Amazon.com †	152,546	29,023,402
DoorDash Class A †	51,467	9,406,624
DraftKings Class A †	267,830	8,894,634
MercadoLibre †	6,712	13,094,239
SharkNinja †	137,167	11,441,100
		71,859,999
Financials — 0.88%
Coinbase Global Class A †	29,253	5,038,244
		5,038,244
Healthcare — 5.13%
Boston Scientific †	112,456	11,344,561
Insulet †	36,605	9,612,839
Intuitive Surgical †	17,053	8,445,840
		29,403,240
Industrials — 5.32%
Copart †	114,592	6,484,761
Howmet Aerospace	75,063	9,737,923
Uber Technologies †	195,865	14,270,724
		30,493,408
Information Technology — 60.73%
Advanced Micro Devices †	94,585	9,717,663
Analog Devices	31,711	6,395,157
Apple	72,633	16,133,968
Arista Networks †	137,053	10,618,867
ASML Holding	18,929	12,542,923
Astera Labs †	91,049	5,432,894
Broadcom	155,081	25,965,212
Cadence Design Systems †	50,732	12,902,670
CDW	91,613	14,681,899
HubSpot †	13,677	7,813,533
Lam Research	198,247	14,412,557
Micron Technology	135,187	11,746,398
Microsoft	96,000	36,037,440
Monday.com †	33,379	8,116,438
NVIDIA	253,294	27,452,004
Onto Innovation †	45,874	5,566,351
SAP ADR	105,839	28,411,421
Seagate Technology Holdings	395,207	33,572,835
Shopify Class A †	105,013	10,026,641
Snowflake Class A †	49,676	7,260,644
Taiwan Semiconductor Manufacturing ADR	152,711	25,350,026
Unity Software †	373,703	7,320,842
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Zebra Technologies Class A †	36,630	$ 10,350,173
		347,828,556
Total Common Stocks (cost $462,079,755)		564,106,870

Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	2,488,844	2,488,844
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,488,844	2,488,844
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	2,488,843	2,488,843
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	2,488,843	2,488,843
Total Short-Term Investments (cost $9,955,374)		9,955,374

Total Value of Securities—100.23% (cost $472,035,129)		574,062,244
Liabilities Net of Receivables and Other Assets—(0.23%)		(1,288,816)
Net Assets Applicable to 21,679,796 Shares Outstanding—100.00%		$572,773,428
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV089 [0325] 0525 (4478312)    1

Schedule of investments
Macquarie VIP Science and Technology Series
March 31, 2025 (Unaudited)
NQ- IV089 [0325] 0525 (4478312)    2